EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 17 -           EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2019 and 2018, respectively:

	June 30, 2019	June 30, 2018
		Restated
Net income/(loss) attributable to the common shareholders	$(59,433,585)	$16,076,072

Basic weighted-average common shares outstanding	19,837,642	19,837,642
Effect of dilutive securities	—
Diluted weighted-average common shares outstanding	19,837,642	19,837,642

Earnings (loss) per share – Basic	$(2.51)	$0.51
Earnings (loss) per share – Diluted	$(2.51)	$0.51

Earnings (loss) per share – From continuing operations	$(2.93)	$0.06
Earnings (loss) per share – From discontinued operations	$0.42	$0.45

Basic earnings per share are computed by dividing the net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share are computed by adding other common stock equivalents, including non-vested common share in the weighted average number of common shares outstanding for a period, if dilutive.

As of June 30, 2019 and 2018, there were no dilutive securities..